SHARE CAPITAL - Share based compensation (Details) - $ / shares	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
$0.30 - $1.10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining life (years)	3 years 4 months 24 days
$8.03 - $11.27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining life (years)	7 years 8 months 12 days
Bottom of range | $0.30 - $1.10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price	$ 0.30
Bottom of range | $8.03 - $11.27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price	8.03
Top of range | $0.30 - $1.10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price	$ 1.10
Top of range | $8.03 - $11.27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average exercise price		$ 11.27